Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Allowance for Credit Losses by Segment

Changes in the allowance for credit losses by segment were as follows:

	2011			2010			2009
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6	$185.6	$65.5	$251.1
Charge-Offs	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)	(53.1)	(79.2)	(132.3)
Recoveries	21.5	11.4	32.9	3.6	3.3	6.9	3.1	3.4	6.5

Net Charge-Offs	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)	(50.0)	(75.8)	(125.8)
Provision for Credit Losses	(10.9)	65.9	55.0	77.2	82.8	160.0	116.3	98.7	215.0
Effect of Foreign Exchange Rates	–	–	–	(.1)	–	(.1)	.3	–	.3

Balance at End of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6

Allowance for Credit Losses Assigned to:
Loans and Leases	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6	$222.9	$86.3	$309.2
Unfunded Commitments and Standby Letters of Credit	32.4	1.7	34.1	36.0	1.7	37.7	29.3	2.1	31.4

Total Allowance for Credit Losses	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment

The following tables provide information regarding the recorded investments in loans and leases and the allowances for credit losses by segment as of December 31, 2011 and 2010.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases:
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance assigned to unfunded commitments and standby letters of credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2010
Loans and Leases:
Specifically Evaluated for Impairment	$180.5	$120.7	$301.2
Evaluated for Inherent Impairment	11,432.9	16,397.9	27,830.8

Total Loans and Leases	11,613.4	16,518.6	28,132.0
Allowance for Credit Losses on Credit Exposures:
Specifically Evaluated for Impairment	49.3	2.4	51.7
Evaluated for Inherent Impairment	171.4	96.5	267.9

Allowance assigned to loans and leases	220.7	98.9	319.6
Allowance assigned to unfunded commitments and standby letters of credit	36.0	1.7	37.7

Total Allowance for Credit Losses	$256.7	$100.6	$357.3